MATERIAL ACCOUNTING POLICIES - Funds administration (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($) $ / $	Dec. 31, 2024 COP ($) $ / $	Dec. 31, 2023 $ / $	Dec. 31, 2022 $ / $
MATERIAL ACCOUNTING POLICIES
Market representative rate | $ / $	3,757.08	4,409.15	3,822.05	4,810.2
Fondo de Capital Privado Fondo Inmobiliario Colombia
MATERIAL ACCOUNTING POLICIES
Country	Colombia	Colombia	Colombia
Percentage of ownership interest held by the Bank	78.48%	80.47%	80.47%
Assets managed	$ 6,840,135	$ 6,039,891
Fideicomiso Lote Distrito Vera B1B2
MATERIAL ACCOUNTING POLICIES
Country	Colombia	Colombia	Colombia
Percentage of ownership interest held by the Bank	0.00%	62.44%	64.61%
Assets managed	$ 0	$ 26,367
Fideicomiso Lote Distrito Vera B3B4
MATERIAL ACCOUNTING POLICIES
Country	Colombia	Colombia	Colombia
Percentage of ownership interest held by the Bank	0.00%	0.00%	64.61%
Assets managed	$ 0	$ 0
Banistmo Panama Fondo de Inversion S.A.
MATERIAL ACCOUNTING POLICIES
Country	Panama	Panama	Panama
Percentage of ownership interest held by the Bank	100.00%	100.00%	100.00%
Assets managed	$ 69,395	$ 126,092